Debt - Disclosure of contractual maturities of lease liabilities (Details) € in Millions	Dec. 31, 2025 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	€ 2,833
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	837
Due between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	1,126
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	€ 870